SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Currency Exchange Rates (Details)		6 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
China, Yuan Renminbi | Period-end spot rate [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Currency Exchange Rates (Details) [Line Items]
Period-end spot rate		1	1
Average rate		7.1203	7.0149
China, Yuan Renminbi | Average Rate [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Currency Exchange Rates (Details) [Line Items]
Period-end spot rate	1	1	1
Average rate	7.2168	7.1946	7.2008
China, Yuan Renminbi | Year-end spot rate [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Currency Exchange Rates (Details) [Line Items]
Period-end spot rate	1
Average rate	7.2579
Hong Kong, Dollars | Period-end spot rate [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Currency Exchange Rates (Details) [Line Items]
Period-end spot rate		1	1
Average rate		7.7813	7.7702
Hong Kong, Dollars | Average Rate [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Currency Exchange Rates (Details) [Line Items]
Period-end spot rate	1	1	1
Average rate	7.7928	7.8126	7.8083
Hong Kong, Dollars | Year-end spot rate [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Currency Exchange Rates (Details) [Line Items]
Period-end spot rate	1
Average rate	7.7793